Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 194,128,594
Impairment	14,354
Exploration and evaluation assets, ending balance	252,380,408	$ 194,128,594
Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	28,315,229	26,429,932
Additions	14,077	1,885,297
Impairment	(847)
Exploration and evaluation assets, ending balance	28,328,459	28,315,229
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	165,813,365	125,982,623
Expense arising from exploration for and evaluation of mineral resources	58,238,584	39,830,742
Impairment	(13,507)
Exploration and evaluation assets, ending balance	224,051,949	165,813,365
Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	148,894,002
Exploration and evaluation assets, ending balance	200,019,336	148,894,002
Rook I Property [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	235,077	235,077
Additions	0
Impairment	0
Exploration and evaluation assets, ending balance	235,077	235,077
Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	148,658,925	112,937,959
Expense arising from exploration for and evaluation of mineral resources	51,125,334	35,720,966
Impairment	0
Exploration and evaluation assets, ending balance	199,784,259	148,658,925
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	7,988,140
Exploration and evaluation assets, ending balance	10,620,974	7,988,140
Other Athabasca Basin Properties [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,457,607	1,457,607
Additions	0
Impairment	0
Exploration and evaluation assets, ending balance	1,457,607	1,457,607
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	6,530,533	4,942,297
Expense arising from exploration for and evaluation of mineral resources	2,632,834	1,588,236
Impairment	0
Exploration and evaluation assets, ending balance	9,163,367	6,530,533
Drilling [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	21,026,529	17,865,105
Drilling [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,596,099	16,761,145
Drilling [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,508,527
General Exploration [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,122,983	3,003,872
General Exploration [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,453,717	2,885,003
General Exploration [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	4,126	(23,200)
Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	21,746,516	9,518,018
Geological and Geophysical [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	19,859,997	7,650,358
Geological and Geophysical [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,042,071	1,611,436
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	7,003,372	5,702,457
Labour and Wages [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,099,402	5,008,846
Labour and Wages [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	78,110
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,326,078	3,119,563
Share-based Payments [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,227,604	2,883,711
Share-based Payments [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0
Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,026,613	621,727
Travel [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	888,515	531,903
Travel [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	37,246,452
Exploration and evaluation assets, ending balance	41,740,098	37,246,452
IsoEnergy Ltd. [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	26,622,545	24,737,248
Additions	14,077	1,885,297
Impairment	(847)
Exploration and evaluation assets, ending balance	26,635,775	26,622,545
IsoEnergy Ltd. [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	10,623,907	8,102,367
Expense arising from exploration for and evaluation of mineral resources	4,480,416	2,521,540
Impairment	(13,507)
Exploration and evaluation assets, ending balance	15,104,323	10,623,907
IsoEnergy Ltd. [member] | Drilling [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,921,903	1,103,960
IsoEnergy Ltd. [member] | General Exploration [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	665,140	142,069
IsoEnergy Ltd. [member] | Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	844,448	256,224
IsoEnergy Ltd. [member] | Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	825,860	693,611
IsoEnergy Ltd. [member] | Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	98,474	235,852
IsoEnergy Ltd. [member] | Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 138,098	$ 89,824